Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Current and Deferred Taxes (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Current and Deferred Taxes [Abstract]
Current year	€ (73)	€ (16)	€ 88
Current tax expense	(73)	(16)	88
Origination and reversal of temporary differences	1,475	(946)	4,378
Recognition of previously unrecognized (derecognition of previously recognized) tax losses	(750)	471	(1,325)
Recognition of previously unrecognized (derecognition of previously recognized) deductible temporary differences	(395)
Deferred tax (expense) income	330	(475)	3,053
Total	€ 257	€ (491)	€ 3,141